FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Interest rate derivatives
As of December 31, 2017 and 2016, we were party to the following interest rate swap transactions involving the payment of fixed rates in exchange for LIBOR as summarized below:

Instrument (in thousands of $)	Year end	Notional value	Maturity Dates	Fixed Interest Rates
Interest rate swaps*:
Receiving floating, pay fixed	2017	1,250,000	2018/ 2021	1.13% to 1.94%
Receiving floating, pay fixed	2016	1,250,000	2018/ 2021	1.13% to 1.94%

* This excludes any interest rate swap agreements designated and qualifying cash flow hedges in our equity method investments.

Effect of cash flow hedging relationships on statements of operations
The effect of cash flow hedging relationships relating to swap agreements on the consolidated statements of operations was as follows:

(in thousands of $)	Effective portion gain reclassified from Accumulated Other Comprehensive Loss			Ineffective Portion
Derivatives designated as hedging instruments	2017	2016	2015	2017	2016	2015
Interest rate swaps Other financial items, net	—	—	382	—	—	—

Fair value hierarchy of derivative and non-derivative financial instruments
The carrying value and fair value of our financial instruments, excluding short-term receivables and payables, at December 31, 2017 and 2016 are as follows:

	Fair value	2017	2017	2016	2016
(in thousands of $)	Hierarchy	Carrying Value	Fair Value	Carrying Value	Fair Value

Non-Derivatives:
Cash and cash equivalents	Level 1	214,862	214,862	224,190	224,190
Restricted cash and short-term deposits	Level 1	397,815	397,815	416,028	416,028
Cost method investments (1)	Level 3	7,347	7,347	7,347	7,347
Current portion of long-term debt and short-term debt (2)(3)	Level 2	1,393,229	1,393,229	484,705	484,705
Long-term debt – convertible bond (3)	Level 2	340,173	430,361	218,851	219,428
Long-term debt (3)	Level 2	701,498	701,498	1,124,105	1,124,105
Derivatives:
FLNG derivative (4)	Level 2	94,700	94,700	—	—
Interest rate swaps asset (4) (5)	Level 2	10,166	10,166	5,022	5,022
Interest rate swaps liability (4)(5)	Level 2	—	—	1,470	1,470
Foreign exchange swaps asset (4)(5)	Level 2	51	51	—	—
Foreign exchange swaps liability (4)(5)	Level 2	223	223	993	993
Total return equity swap liability (4)(6)	Level 2	40,141	40,141	56,763	56,763
Earn-Out Units asset (4)(7)	Level 2	7,400	7,400	15,000	15,000

(1)
The carrying value of our cost method investments refers to our holdings in OLT Offshore LNG Toscana S.p.A (or OLT-O). As we have no established method of determining the fair value of this investment, we have not estimated its fair value as of December 31, 2017, but have not identified any changes in circumstances which would alter our view of fair value as disclosed.

(2)	The carrying amounts of our short-term debts and loans receivable approximate their fair values because of the near term maturity of these instruments.

(3)
Our debt obligations are recorded at amortized cost in the consolidated balance sheets. The amounts presented in the table, are gross of the deferred charges amounting to $24.1 million and $26.3 million at December 31, 2017 and December 31, 2016, respectively.

(4)	Derivative liabilities are captured within other current liabilities and derivative assets are captured within non-current assets on the balance sheet.

(5)
The fair value of certain derivative instruments is the estimated amount that we would receive or pay to terminate the agreements at the reporting date, taking into account current interest rates, foreign exchange rates, closing quoted market prices and our creditworthiness and that of our counterparties.

(6)	The fair value of total return equity swaps is calculated using the closing prices of the underlying listed shares, dividends paid since inception and the interest rate charged by the counterparty.

(7)	The Earn-Out Units were issued to Golar in connection with the IDR Reset transaction between Golar and Golar Partners in October 2016. Refer to note 14 for further detail.

Summary of fair value of derivative instruments on a gross basis
The following table summarizes the fair value of our derivative instruments on a gross basis (none of which have been designated as hedges) recorded in our consolidated balance sheets as of December 31, 2017 and 2016:

	Balance sheet classification	2017	2016
(in thousands of $)
Asset Derivatives
FLNG derivative	Other non-current assets	94,700	—
Earn-Out Units asset	Other non-current assets	7,400	15,000
Interest rate swaps	Other non-current assets	10,166	5,022
Foreign exchange swaps	Other non-current assets	51	—
Total asset derivatives		112,317	20,022
Liability Derivatives
Interest rate swaps	Other current liabilities	—	1,470
Foreign exchange swaps	Other current liabilities	223	993
Total return equity swap	Other current liabilities	40,141	56,763
Total liability derivatives		40,364	59,226

Offsetting assets
We have elected not to offset the fair values of derivative assets and liabilities executed with the same counterparty that are generally subject to enforceable master netting arrangements. However, if we were to offset and record the asset and liability balances of derivatives on a net basis, the amounts presented in our consolidated balance sheets as of December 31, 2017 and 2016 would be adjusted as detailed in the following table:

	2017			2016
	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet subject to netting agreements	Net amount	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet subject to netting agreements	Net amount
(in thousands of $)
Total asset derivatives	10,166	—	10,166	5,022	(1,351)	3,671
Total liability derivatives	—	—	—	1,470	(1,351)	119